Rosebank Acquisition	12 Months Ended
Dec. 31, 2017
Rosebank project
Acquisition
ROSEBANK ACQUISITION

34. ROSEBANK ACQUISITION

On October 6, 2016, Suncor completed the purchase of a 30% interest in the U.K. North Sea Rosebank project from OMV (U.K.) Limited (OMV) for an initial payment of US$50 million to OMV. In the event the co-venturers approve the Rosebank project final investment decision and Suncor elects to participate, Suncor could pay additional consideration of up to US$165 million. As the additional consideration is dependent on Suncor approval of the final investment decision, no amount has been recognized at December 31, 2017.